Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ (144,087)	$ (169,033)	$ (578,367)
Deferred	(72,770)	116,254	253,951
Income tax expense	$ (216,857)	$ (52,779)	$ (324,416)